Fair Value Measurements - Key inputs used in available-for-sale investments in particle valuation (Details) - Available-for-sale Securities - Level 3	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discount rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.225
Discount rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.17
Lack of marketability discount ("DLOM")
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.25	0.05
Lack of marketability discount ("DLOM") | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.20
Lack of marketability discount ("DLOM") | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.15
Volatility
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments	0.553	0.457
Volatility | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.445
Volatility | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.448
Revenue growth rate | Under the Status Quo | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.037
Revenue growth rate | Under the Status Quo | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.758
Revenue growth rate | Under the Trade Sale | Minimum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.037
Revenue growth rate | Under the Trade Sale | Maximum
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.758
Terminal growth rate | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.03
Terminal growth rate | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.03
Control premium | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.30
Probability of each scenario | Under the Status Quo
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.60
Probability of each scenario | Under the Trade Sale
Key inputs used in available-for-sale investments valuation
Inputs used in valuation of available-for-sale investments			0.40